Annual Operating Expenses - FidelityBlueChipGrowthFund-AMCIZPRO - FidelityBlueChipGrowthFund-AMCIZPRO - Fidelity Blue Chip Growth Fund	Oct. 04, 2024
Fidelity Advisor Blue Chip Growth Fund - Class C
Operating Expenses:
Management fee	0.51%	[1],[2]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	none	[2]
Total annual operating expenses	1.51%
Fidelity Advisor Blue Chip Growth Fund - Class M
Operating Expenses:
Management fee	0.51%	[1],[2]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	none	[2]
Total annual operating expenses	1.01%
Fidelity Advisor Blue Chip Growth Fund - Class I
Operating Expenses:
Management fee	0.51%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[2]
Total annual operating expenses	0.51%
Fidelity Advisor Blue Chip Growth Fund - Class Z
Operating Expenses:
Management fee	0.39%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[2]
Total annual operating expenses	0.39%
Fidelity Advisor Blue Chip Growth Fund - Class A
Operating Expenses:
Management fee	0.51%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	none	[2]
Total annual operating expenses	0.76%

[1]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 1000® Growth Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[2]	B Based on estimated amounts for the current fiscal year.